Schedule of Property Plant and Equipment Net of Accumulated Depreciation (Details)	Dec. 31, 2023
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	50 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	8 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	1 year
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Forklift [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	6 years